Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2016	June 30, 2015
	(in thousands)
Numerator:
Net income	$44,648	$38,072

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,800	109,785

	Six months ended
	June 30, 2016	June 30, 2015
	(in thousands)
Numerator:
Net income	$88,769	$68,414

Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,800	109,785